Operating Leases (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating Leases (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units	4		4
Operating Lease, Expense (in Dollars)	$ 0.3	$ 0.3	$ 1.4	$ 1.1
Operating Lease, Weighted Average Remaining Lease Term	3 years 4 months 24 days		3 years 8 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	11.30%		11.20%
Europe [Member]
Operating Leases (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units	2		1